Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Value
	COMMON STOCKS - 97.1%
	Aerospace/Defense - 0.8%
1,631	Northrop Grumman Corp.	$779,602

	Apparel - 1.2%
30,165	VF Corp.	1,250,339

	Banks - 5.3%
38,676	Bank of America Corp.	1,299,900
12,954	Bank of Nova Scotia	716,227
3,932	Goldman Sachs Group, Inc.	1,308,058
4,465	PNC Financial Services Group, Inc.	705,470
19,013	State Street Corp.	1,299,539
		5,329,194
	Biotechnology - 2.3%
5,947	Amgen, Inc.	1,429,064
13,625	Gilead Sciences, Inc.	864,779
		2,293,843
	Chemicals - 1.2%
11,435	International Flavors & Fragrances, Inc.	1,263,339

	Commercial Services - 1.1%
4,544	Automatic Data Processing, Inc.	1,110,599

	Cosmetics/Personal Care - 5.0%
27,098	Procter & Gamble Co.	3,737,898
27,997	Unilever PLC - ADR	1,270,784
		5,008,682
	Diversified Financial Services - 1.9%
1,756	BlackRock, Inc.	1,170,181
3,863	CME Group, Inc.	755,641
		1,925,822
	Electric - 1.9%
22,047	NextEra Energy, Inc.	1,875,318

	Electronics - 1.4%
7,518	Honeywell International, Inc.	1,423,533

	Environmental Control - 0.7%
4,378	Waste Management, Inc.	740,013

	Finance and Insurance - 5.9%
67,722	Ares Capital Corp. (a)	1,330,060
18,293	Ares Management Corp., Class A	1,356,243
13,277	Blackstone, Inc.	1,247,241
43,748	Equitable Holdings, Inc.	1,301,503
16,006	US Bancorp	730,034
		5,965,081
	Food - 0.9%
14,869	Mondelez International, Inc., Class A	919,796

	Hand/Machine Tools - 1.2%
13,913	Stanley Black & Decker, Inc.	1,225,735

	Healthcare Products - 3.3%
19,861	Abbott Laboratories	2,038,732
14,688	Medtronic PLC	1,291,369
		3,330,101
	Housewares - 1.2%
66,087	Newell Brands, Inc.	1,179,653

	Insurance - 1.7%
4,418	Chubb, Ltd.	835,223
5,388	Marsh & McLennan Cos., Inc.	869,461
		1,704,684
	Machinery - Construction & Mining - 1.1%
5,803	Caterpillar, Inc.	1,071,872

	Management of Companies and Enterprises - 1.5%
15,727	Royal Bank of Canada	1,463,240

	Manufacturing - 3.7%
13,647	Bunge, Ltd.	1,353,373
6,249	Diageo PLC - ADR	1,102,261
33,544	Equinor ASA - ADR (a)	1,301,172
		3,756,806
	Media - 1.2%
52,962	Paramount Global, Class B	1,238,781

	Oil & Gas - 14.8%
44,647	Cabot Oil & Gas Corp.	1,380,039
21,898	Chevron Corp.	3,461,198
13,343	ConocoPhillips	1,460,391
19,823	Devon Energy Corp.	1,399,900
10,489	Diamondback Energy, Inc.	1,397,974
45,670	Exxon Mobil Corp.	4,365,595
5,635	Pioneer Natural Resources Co.	1,426,895
		14,891,992
	Pharmaceuticals - 13.7%
23,296	Bristol-Myers Squibb Co.	1,570,383
3,255	Cigna Corp.	922,630
29,547	Johnson & Johnson	4,767,113
27,846	Merck & Co., Inc.	2,376,935
64,033	Pfizer, Inc.	2,896,213
129,366	Viatris, Inc.	1,235,445
		13,768,719
	Retail - 7.3%
6,657	Advance Auto Parts, Inc.	1,122,637
17,342	Best Buy Co., Inc.	1,225,906
12,461	TJX Cos., Inc.	776,943
31,604	Walmart, Inc.	4,189,110
		7,314,596
	Semiconductors - 6.6%
5,990	Analog Devices, Inc.	907,665
4,556	Broadcom, Inc.	2,273,945
12,726	QUALCOMM, Inc.	1,683,268
10,579	Texas Instruments, Inc.	1,747,757
		6,612,635
	Telecommunications - 3.3%
44,487	Cisco Systems, Inc.	1,989,459
46,051	Juniper Networks, Inc.	1,308,769
		3,298,228
	Toys/Games/Hobbies - 1.3%
16,547	Hasbro, Inc.	1,304,235

	Transportation - 3.4%
6,993	Union Pacific Corp.	1,569,999
9,618	United Parcel Service, Inc., Class B	1,870,797
		3,440,796
	Transportation and Warehousing - 0.9%
7,475	Canadian National Railway Co.	888,852

	Wholesale Trade - 1.3%
4,630	Watsco, Inc.	1,259,499
	TOTAL COMMON STOCKS (Cost - $101,327,684)	97,635,585

	PREFERRED STOCKS - 0.2%
	Manufacturing - 0.2%
9,473	Pitney Bowes, Inc.	191,070
	TOTAL PREFERRED STOCKS (Cost - $173,880)	191,070

	SHORT TERM INVESTMENTS - 2.2%
	Money Market Funds - 2.2%
2,190,403	First American Treasury Obligations Fund, Class X, 2.14% (b)	2,190,403
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,190,403)	2,190,403

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%
2,692,420	First American Government Obligations Fund, Class X, 2.03% (b)	2,692,420
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $2,692,420)	2,692,420

	TOTAL INVESTMENTS - 102.2% (Cost - $106,384,387)	102,709,478
	Liabilities in Excess of Other Assets - (2.2)%	(2,216,585)
	NET ASSETS - 100.0%	$100,492,893

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) All or a portion of this security is out on loan as of August 31 ,2022.
(b) Interest rate reflects seven-day yield on August 31, 2022.